TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Balances with Related Parties) (Details) $ in Thousands, $ in Thousands			12 Months Ended
		Jan. 17, 2011 CAD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Related party and other loan	[1],[2]			$ 2,212	$ 2,908
Long-term loan and financing liability of land from a related party	[1]			$ 7,915	$ 7,089
Caesarstone Canada Inc [Member]
Related Party Transaction [Line Items]
Long-term loan and financing liability of land from a related party		$ 4,000
Related party transaction, interest rate		0.25%
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Proceeds from financing leaseback			$ 10,900
Related party transaction, interest rate			6.07%

[1]	In September, 2012, a financing leaseback of $10,900 related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.07% and is subject to adjustment for increases in the Israeli consumer price index.
[2]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders at that time CIOT and the Company, on a pro rata basis. Although the Company acquired CIOT ownership interest in Caesarstone Canada Inc. during December, 2018, the loan continues to bear interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25% (See also note 1c). The interest accrued on the loan is payable on a quarterly basis. Such loan will be repaid in three equal installments commencing 2020.